Corporate and Company information (Details)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Lava Therapeutics N.V.
Disclosure of subsidiaries [line items]
Percentage of equity interest	100.00%	100.00%
Lava Therapeutics INC
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%	100.00%